Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	G MEDICAL INNOVATIONS HOLDINGS LTD.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 3 (the “Amendment”) to the Registration Statement on Form F-1 (File No. 333-269496) of G Medical Innovations Holdings Ltd. is being filed solely for the purpose of filing an updated Exhibit 5.1 to the Registration Statement. Accordingly, this Amendment consists of the facing page, this explanatory note, Part II of the Registration Statement (including the signature page and the exhibits index) and the filed exhibit only. The prospectus, constituting Part I of the Registration Statement, is unchanged and has therefore been omitted.
Entity Central Index Key	0001760764
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5 Oppenheimer St
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670105
Entity Address, Country	IL
City Area Code	+972
Local Phone Number	8.6799861
Business Contact
Document Information Line Items
Entity Address, Address Line One	12708 Riata Vista Cir Ste A-103
Entity Address, City or Town	Austin
Entity Address, Postal Zip Code	78727
City Area Code	800
Local Phone Number	595.2898
Contact Personnel Name	Dr. Yacov Geva